INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Provision for Income Taxes

The provision for income taxes consisted of the following for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
	(in millions)
Current provision:
Federal	$595	$708	$732
States and Puerto Rico	53	61	62

Total current provision	648	769	794
Deferred provision (benefit)	42	(80)	22

Provision for income taxes	$690	$689	$816

Provision for Income Taxes Using Federal Statutory Rate

The provision for income taxes was different from the amount computed using the federal statutory rate for the years ended December 31, 2013, 2012 and 2011 due to the following:

	2013	2012	2011
	(in millions)
Income tax provision at federal statutory rate	$672	$669	$782
States, net of federal benefit, and Puerto Rico	32	27	35
Tax exempt investment income	(26)	(26)	(25)
Nondeductible executive compensation	6	14	11
Other, net	6	5	13

Provision for income taxes	$690	$689	$816

Principal Components of Net Deferred Tax Balances

Principal components of our net deferred tax balances at December 31, 2013 and 2012 were as follows:

	Assets (Liabilities)
	2013	2012
	(in millions)
Future policy benefits payable	$303	$246
Compensation and other accrued expenses	185	174
Benefits payable	111	91
Net operating loss carryforward	49	203
Deferred acquisition costs	46	37
Unearned premiums	10	11
Capital loss carryforward	0	13
Other	12	9

Total deferred income tax assets	716	784

Valuation allowance	(28)	(28)

Total deferred income tax assets, net of valuation allowance	688	756

Depreciable property and intangible assets	(453)	(465)
Investment securities	(78)	(265)
Prepaid expenses	(83)	(59)

Total deferred income tax liabilities	(614)	(789)

Total net deferred income tax assets (liabilities)	$74	$(33)

Amounts recognized in the consolidated balance sheets:
Other current assets	$60	$0
Other long-term assets	14	12
Trade accounts payable and accrued expenses	0	(45)

Total net deferred income tax assets (liabilities)	$74	$(33)